THE COMPANY AND BASIS OF PRESENTATION (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 26, 2022	Sep. 30, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum bid price		$ 1.00
Additional shareholders' equity		$ 2,500,000
Reported stockholders equity			$ 1,787,751
Unit Of Common Stock And Warrant [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of common shares	2,165,000	2,165,000
Net proceeds of common stock warrants	$ 8,600,000
Common Stock Warrants [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares converted	426,768
Common Stock Warrants [Member] | IPO [Member] | Underwriters [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of common shares	324,750
Common Stock [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares converted	4,750,830
Warrants [Member] | IPO [Member] | Underwriters [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Underwriters a common stock warrant	173,200	173,200
Stock warrant exercise price	$ 5.44	$ 5.44
Warrants and rights outstanding, maturity date	Apr. 26, 2027	Apr. 26, 2027